CURRENT AND DEFERRED TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income tax provision, current liabilities	$ 3,738	$ 3,511
Income tax provision, non-current liabilities
Income tax provision	3,738	3,511
Total liabilities by current tax, current liabilities	3,738	3,511
Total liabilities by current tax, non-current liabilities
Total liabilities by current tax	$ 3,738	$ 3,511